DISPOSAL OF ASSETS - Narrative (Details) R$ in Millions, $ in Millions	May 30, 2024 USD ($) MW	May 30, 2024 BRL (R$)	May 28, 2024 USD ($) MW	Apr. 26, 2024 USD ($) MW
30 MW US Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds from sale			$ 15
Disposition of assets			42
Gains (losses) on disposals of investments			$ 6
Hydro power capacity | MW			30
Disposition of liabilities			$ (4)
Accumulated revaluation surplus post-tax			28
30 MW US Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale			67
Gains (losses) on disposals of investments			$ 29
85 MW Portfolio Biomass Asset
Disclosure of detailed information about investment property [line items]
Proceeds from sale	$ 21	R$ 105
Disposition of assets	86
Gains (losses) on disposals of investments	5
Disposition of liabilities	(2)
Accumulated revaluation surplus post-tax	$ 11
Biomass power capacity | MW	85
85 MW Portfolio Biomass Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale	$ 48	R$ 251
Gains (losses) on disposals of investments	12
Accumulated revaluation surplus post-tax	$ 24
60 MW Battery Storage Assets
Disclosure of detailed information about investment property [line items]
Battery storage assets | MW				60
Proceeds from sale				$ 25
Disposition of assets				82
Gains (losses) on disposals of investments				2
60 MW Battery Storage Assets | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds from sale				87
Gains (losses) on disposals of investments				$ 5